GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

VIA EDGAR

August 21, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re.:	FutureFunds Series Account of
Great-West Life & Annuity Insurance Company
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-158546; 811-03972

Commissioners:

In lieu of filing the form of the prospectus and Statement of Additional Information for FutureFunds Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

1.

the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Pre-Effective Amendment No. 1 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.

the text of Pre-Effective Amendment No. 1 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission on August 7, 2009.

If you should require any additional information regarding the foregoing, please contact the undersigned at (303) 737-1130.

FutureFunds Series Account of

Great-West Life & Annuity Insurance Company

(Registrant)

By: /s/ W. Michael Cirelli

W. Michael Cirelli

Counsel